UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Steven I. Koszalka

The American Funds Tax-Exempt Series II

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Fund of California®
Investment portfolio
October 31, 2014
unaudited
Bonds, notes & other debt instruments 90.99% California 87.25% State issuers 33.28%	Principal amount (000)	Value (000)
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2028	$2,000	$2,276
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	3,250	3,837
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,223
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,054
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,321
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,565
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,139
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,863
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,007
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,015
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,879
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,387
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,770
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,410
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,558
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	575	625
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,818
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	2,000	2,027
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,756
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036	4,660	4,728
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036 (preref. 2015)	340	356
G.O. Bonds, Series 2013-E, 0.939% 2029[1]	1,500	1,523
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2029	2,500	2,873
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	11,725	9,586
Health Facs. Fncg. Auth. Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford) Series 2014-A, 5.00% 2043	1,000	1,132
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	4,002
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,783
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,213
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	4,485
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,650
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,295
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,179
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	13,285
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,121
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	2,945	3,596
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	55	67
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,450
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,366
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,277
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,318
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	11,500	12,811
The Tax-Exempt Fund of California — Page 1 of 19

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	$2,000	$2,295
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,288
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,023
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,061
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,089
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,591
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.32% 2038 (put 2017)[1]	3,500	3,500
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.34% 2047 (put 2016)[1]	2,000	2,000
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	3,040
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	4,002
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,752
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,016
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,579
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,373
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,480
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,746
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	870	883
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,500	1,504
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,706
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2043[2]	1,750	1,819
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[2]	1,500	1,555
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,079
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,917
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,862
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,045
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,474
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,554
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,182
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,260
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	5,149
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	10,496
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,120
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,677
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,233
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,322
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,949
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,658
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,121
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.787% 2019[1]	5,000	4,922
The Tax-Exempt Fund of California — Page 2 of 19

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	$1,000	$1,192
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,151
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,805
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,145
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,400
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,813
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2009-A, 5.00% 2022	2,000	2,300
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,372
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,074
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-B, AMT, 5.00% 2027	1,000	1,032
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,467
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	490	529
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2015	1,000	1,028
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project), Series 2006-E, 5.00% 2027 (preref. 2016)	2,275	2,478
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,931
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,759
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,090
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,469
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	210	211
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,337
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,388
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,718
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	5,096
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	1,500	1,785
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,053
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023 (escrowed to maturity)	1,890	2,400
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University, Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,089
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,346
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.82% 2037[1]	5,000	4,290
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.89% 2043[1]	8,000	6,535
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	3,000	3,454
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	280	286
The Tax-Exempt Fund of California — Page 3 of 19

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	$1,765	$1,772
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,885
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,899
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,563
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	2,000	2,334
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	2,993
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2008-B, 6.00% 2027	3,200	3,786
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,723
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	965	969
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,016
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,031
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2028	1,500	1,660
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2037	2,000	2,134
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,124
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	2,200	2,259
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	2,000	2,008
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,199
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,801
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	2,590	2,749
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,116
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,802
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,814
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,182
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.625% 2033	3,000	3,081
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,435
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	991
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	1,330	1,351
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,162
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,448
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,877
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,144
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,289
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	6,043
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	3,130
The Tax-Exempt Fund of California — Page 4 of 19

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	$1,500	$1,546
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	970	1,079
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,778
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,153
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	768
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,255
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	1,000	1,031
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,659
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.75% 2026	2,000	2,042
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	6,571
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041	2,000	2,360
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,830
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,263
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,414
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,732
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,050
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,083
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,043
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,542
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	1,000	1,153
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,265
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,249
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,387
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,386
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,975
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,396
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,439
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,123
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,371
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	3,310	3,376
		528,060
The Tax-Exempt Fund of California — Page 5 of 19

unaudited
Bonds, notes & other debt instruments California (continued) City & county issuers 53.97%	Principal amount (000)	Value (000)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	$3,000	$3,571
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,039
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,767
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,260
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,979
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,139
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,122
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	2,038
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,559
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,631
Anaheim Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027	3,500	4,087
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties), Series 2004-C, National insured, 5.00% 2023 (preref. 2017)	1,000	1,122
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging), Series 2008-A, 5.65% 2038	1,665	1,833
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,908
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 4.00% 2016	3,000	3,008
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,372
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.125% 2040	3,000	3,523
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,715
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	701
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,086
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,095	1,170
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,600	2,767
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,455
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2032	1,000	1,106
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	4,360
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2019	545	615
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2021	265	303
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,868
The Tax-Exempt Fund of California — Page 6 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	$1,000	$1,119
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,600	4,874
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.25% 2039	4,000	4,718
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,229
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,121
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	2,000	2,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,291
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,897
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	2,003
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	3,950	4,005
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2026	500	518
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,541
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,549
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	845	845
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2021	1,055	1,082
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2022	1,110	1,135
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2023	1,165	1,188
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2024	1,220	1,243
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	3,720
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,164
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2030	1,050	1,218
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 5.00% 2038	1,000	1,130
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,663
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	1,000	1,114
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	2,560	2,858
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,587
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	3,875
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,788
The Tax-Exempt Fund of California — Page 7 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	$1,000	$1,177
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,500	1,771
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033	500	616
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,875	2,311
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,098
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	1,135
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033	810	993
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,500	3,063
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,315
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,485
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2027	1,180	1,222
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.25% 2032	1,350	1,403
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,300	1,419
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	945	950
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,330	1,336
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,024
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,695
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,882
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2044	2,705	3,014
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2049	1,000	1,112
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.50% 2022	1,000	1,036
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2023	750	777
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2024	500	518
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	400	414
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2018	750	826
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,122
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2024	825	949
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2025	710	811
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2028	1,050	1,181
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036	1,350	1,445
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,039
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,237
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2035	2,450	2,531
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	3,038
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	465	486
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 5.00% 2018	4,000	4,655
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,214
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,333
The Tax-Exempt Fund of California — Page 8 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2026	$1,000	$1,183
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2027	2,000	2,355
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2028	1,700	1,987
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,331
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,153
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2014-B, AMT, 5.00% 2032	3,000	3,486
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	665	771
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,578
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,481
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,221
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,269
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,733
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,096
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,785
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,717
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	4,500	5,216
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,752
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2024	820	952
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2025	1,725	1,988
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,439
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,559
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	2,740	2,833
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,875
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.25% 2027	1,000	1,040
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.375% 2037	1,000	1,039
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.00% 2030	1,250	1,414
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2025	2,565	3,038
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,368
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,797
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2024	1,250	1,491
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,181
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,443
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,097
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,025
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,420
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,260
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,522
The Tax-Exempt Fund of California — Page 9 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	$1,000	$1,105
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,598
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,002
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,572
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,693
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	5,045
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2007, 6.00% 2037	1,485	1,565
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	10,083
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	2,535	2,586
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,014
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2028	895	995
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2029	1,430	1,586
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 4.75% 2027	1,000	1,029
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 4.875% 2037	305	311
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	2,500	2,558
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,369
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A), Series 2007, 5.00% 2027	570	585
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A), Series 2007, 5.00% 2037	935	958
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,521
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,203
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,068
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2014-B, 5.00% 2026	860	1,021
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2014-B, 5.00% 2029	2,220	2,595
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2014-B, 5.00% 2038	500	564
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,041
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,503
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,653
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,369
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	4,313
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,779
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,737
The Tax-Exempt Fund of California — Page 10 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	$5,000	$5,487
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 5.00% 2024	1,500	1,736
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 5.00% 2025	2,585	2,966
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	875	888
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	970	982
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,191
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,026
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,283
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,205
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,184
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,135
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,724
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,333
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,323
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,900
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,103
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	1,044
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,575	1,630
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,758
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	1,000	1,095
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,750
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.375% 2039	2,000	2,128
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,591
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	450	467
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,532
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	2,034
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	4,200	4,262
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,166
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park), Series 2007-A, 5.60% 2037	1,590	1,651
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park), Series 2007-A, 5.70% 2047	1,845	1,911
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2027	1,605	1,651
The Tax-Exempt Fund of California — Page 11 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2032	$1,005	$1,029
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 5.00% 2047	3,000	3,080
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,164
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,101
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, National insured, 5.25% 2018	1,935	2,165
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,306
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,682
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,443
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,151
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,141
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,132
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 5.00% 2026	3,575	4,245
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	1,000	1,160
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,458
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-E, 5.00% 2026	2,000	2,344
Los Angeles County, Regional Fncg. Auth., Insured Rev. Bonds (MonteCedro Inc. Project), Series 2014-A, 5.00% 2044	1,000	1,099
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,267
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,501
Manhattan Beach Unified School Dist. (Los Angeles County), G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,644
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds, Series 2012-B-2, 0.41% 2027 (put 2015)[1]	5,000	5,004
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,859
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,263
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,170
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,144
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,294
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,000	1,140
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2013, 6.625% 2038	4,000	4,967
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2024	2,000	2,427
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2026	2,500	2,975
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026 (preref. 2017)	3,000	3,306
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	4,020
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,407
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	2,340	2,424
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,661
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,105
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,240
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,461
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2033	2,000	2,215
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.25% 2036	2,750	2,817
The Tax-Exempt Fund of California — Page 12 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2033	$1,000	$1,104
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2036	600	655
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	1,000	1,125
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.125% 2028	2,315	2,401
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2031	2,270	2,354
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,728
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,320
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,360
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,887
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2023	3,000	3,550
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024	2,000	2,356
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,442
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	656
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,586
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	1,510	1,724
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,567
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry), RADIAN insured, 5.00% 2016	1,990	2,118
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 4.00% 2016	1,250	1,319
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2004-A, National insured, 4.54% 2018	3,000	3,010
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	1,220	1,223
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2018	1,000	1,074
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,148
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,617
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	2,227
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,257
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,473
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	2,500	2,914
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,086
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,161
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,446
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,434
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,772
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	2,750	3,125
The Tax-Exempt Fund of California — Page 13 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2028	$1,000	$607
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2029	2,000	1,161
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects), Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,027
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,255	2,390
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	3,044
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,853
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	3,000	3,413
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,075
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,591
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,782
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	472
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	995	1,194
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,089
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.682% 2035[1]	13,500	12,259
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.702% 2034[1]	5,000	4,710
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,593
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,399
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,849
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,650
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	5,037
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	1,000	1,086
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	3,000	3,236
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	2,141
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	5,000	5,009
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,152
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,772
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,250
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,200
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,724
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,793
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,283
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,042
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,136
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,118
San Diego Unified School Dist., G.O. Bonds (Election of 2012), Series 2013-C, 5.00% 2035	2,000	2,302
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,579
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,305
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	3,994
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	5,064
The Tax-Exempt Fund of California — Page 14 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	$2,300	$2,511
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,209
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program), Series 1993-A, National insured, 5.125% 2018	2,700	3,122
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,150
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,483
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC-National insured, 5.25% 2021	2,000	2,450
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	4,069
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,027
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,340
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds (Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,266
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,506
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,666
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,226
Stockton Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, Build America Mutual insured, 5.00% 2028	1,000	1,164
Successor Agcy. of the Redev. Agcy. Of the City of Concord, Ref. Bonds (Contra Costa County), Series 2014, Build America Mutual insured, 5.00% 2023	925	1,109
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,436
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	2,500	3,044
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,390
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A 5.00% 2044	7,500	8,260
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2028	2,130	2,401
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2029	1,000	1,168
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2032	1,515	1,743
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2034	2,150	2,446
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,826
Successor Agcy. to the Riverside Redev. Agcy. Rev. Ref. Tax Allocation Bonds, Series 2014-A, 5.00% 2022	2,295	2,773
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	4,765
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	5,870
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,188
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,458
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project), Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	328
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,375
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,195
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,619
The Tax-Exempt Fund of California — Page 15 of 19

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	$2,000	$2,149
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,001
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,673
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,827
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,995
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,616
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,167
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,464
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,969
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,250	1,594
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	1,149
		856,422
Guam 0.72%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,294
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,621
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,755
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,350	2,681
		11,351
Puerto Rico 2.02%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	3,001
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	4,500	3,045
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured 5.25% 2036	2,600	2,606
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2021	500	486
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,674
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,366
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	220
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-A, 5.00% 2023	2,000	1,529
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	1,000	704
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	5,350	4,690
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	1,841
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	3,710	2,727
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2017	1,550	1,151
		32,040
Virgin Islands 1.00%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	2,054
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,153
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,207
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,233
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,464
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,893
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,750	1,938
		15,942
Total bonds, notes & other debt instruments (cost: $1,338,714,000)		1,443,815
The Tax-Exempt Fund of California — Page 16 of 19

unaudited
Short-term securities 8.12%	Principal amount (000)	Value (000)
City of Irvine, Reassessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, U.S. Bank LOC, 0.05% 2050[1,2]	$1,000	$1,000
County of Los Angeles, 2014-15 Tax and Rev. Anticipation Notes, 1.50% 2015	18,075	18,245
County of Ventura, 2014-15 Tax and Rev. Anticipation Notes 1.50% 2015	15,000	15,141
Dept. of Water and Power of the City of Los Angeles, Power System Demand Rev. Bonds, Series 2001-B, Subseries B-6, 0.06% 2034[1]	8,100	8,100
G.O. Bonds, Series 2009-A-10, 0.04% 2034[1]	900	900
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2008-B, 0.03% 2031[1]	4,000	4,000
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.07% 2041[1]	5,000	5,000
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2009-C, 0.04% 2016[1]	1,000	1,000
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2012-A, U.S. Bank LOC, 0.06% 2051[1]	2,250	2,250
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 2000 Authorization, Series B-3, 0.05% 2035[1]	1,300	1,300
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-C, 0.05% 2035[1]	1,000	1,000
Pollution Control Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001, AMT, 0.04% 2029[1]	1,295	1,295
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.06% 2026[1]	3,100	3,100
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.08% 2026[1]	20,000	20,000
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.06% 2026[1]	1,900	1,900
Rev. Anticipation Notes, Series 2014-15, 1.50% 6/22/2015	31,250	31,529
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project), Series 2001-W-1, AMT, Wells Fargo Bank LOC, 0.07% 2034[1]	4,600	4,600
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, Wells Fargo Bank LOC, 0.08% 2027[1]	5,595	5,595
Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.05% 2033[1]	2,900	2,900
Total short-term securities (cost: $128,845,000)		128,855
Total investment securities 99.11% (cost: $1,467,559,000)		1,572,670
Other assets less liabilities 0.89%		14,167
Net assets 100.00%		$1,586,837

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,138,000, which represented 2.03% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles ("U.S. GAAP"). The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as
The Tax-Exempt Fund of California — Page 17 of 19

unaudited
yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2014, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$114,524
Gross unrealized depreciation on investment securities	(8,273)
Net unrealized appreciation on investment securities	106,251
Cost of investment securities	1,466,419

The Tax-Exempt Fund of California — Page 18 of 19

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-020-1214O-S42209	The Tax-Exempt Fund of California — Page 19 of 19

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: December 29, 2014